AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

February 29, 2020 (unaudited)

	Principal
	Amount
	(000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 103.0%
Long-Term Municipal Bonds – 95.0%
Alabama – 3.1%
County of Jefferson AL
Series 2017
5.00%, 09/15/2033	$1,000	$1,231,400
Elmore County Board of Education
3.00%, 08/01/2037	1,495	1,588,871
Infirmary Health System Special Care Facilities
Financing Authority of Mobile
(Infirmary Health System Obligated Group)
Series 2016A
5.00%, 02/01/2036	2,500	2,923,250
Jefferson County Board of Education/AL
Series 2018
5.00%, 02/01/2042	3,010	3,710,517
Lower Alabama Gas District (The)
(Goldman Sachs Group, Inc.(The))
4.00%, 12/01/2050	20,000	22,936,800
Tuscaloosa County Industrial Development
Authority
(Hunt Refining Co.)
Series 2019A
4.50%, 05/01/2032(a)	2,125	2,463,449
5.25%, 05/01/2044(a)	2,680	3,197,669
Water Works Board of the City of Birmingham
(The)
Series 2011
5.00%, 01/01/2031 (Pre-refunded/ETM)	10,000	10,351,700
Series 2015A
5.00%, 01/01/2033 (Pre-refunded/ETM)	2,115	2,534,828
5.00%, 01/01/2034 (Pre-refunded/ETM)	2,275	2,726,587
		53,665,071
American Samoa – 0.1%
American Samoa Economic Development
Authority
(Territory of American Samoa)
7.125%, 09/01/2038(a)	1,490	1,805,969
Series 2015A
6.625%, 09/01/2035	325	370,484
		2,176,453
Arizona – 3.1%
Arizona Health Facilities Authority
(HonorHealth)
Series 2014A
5.00%, 12/01/2033-12/01/2034	12,615	14,858,555
Arizona Industrial Development Authority
Series 20192 - Class A
3.625%, 05/20/2033	5,932	6,892,445
Maricopa County Special Health Care District
Series 2018C
5.00%, 07/01/2034-07/01/2036	14,800	18,881,396
Salt Verde Financial Corp.
(Citigroup, Inc.)
Series 2007

	Principal
	Amount
	(000)	U.S. $ Value
5.25%, 12/01/2023	$3,685	$4,197,547
State of Arizona Lottery Revenue
5.00%, 07/01/2029	5,000	6,767,700
Tempe Industrial Development Authority
(Mirabella at ASU, Inc.)
Series 2017A
6.00%, 10/01/2037(a)	1,200	1,433,388
		53,031,031
California – 10.0%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/2035	10,550	12,911,617
Bay Area Toll Authority
Series 2013S
5.00%, 04/01/2031 (Pre-refunded/ETM)	5,560	6,295,755
California Educational Facilities Authority
(Chapman University)
Series 2015
5.00%, 04/01/2045	4,000	4,692,800
California Municipal Finance Authority
(CHF-Riverside II LLC)
5.00%, 05/15/2035-05/15/2041	6,380	8,112,875
California Pollution Control Financing Authority
(Poseidon Resources Channelside LP)
Series 2012
5.00%, 07/01/2037(a)	5,795	6,326,981
California School Finance Authority
(Equitas Academy Obligated Group)
Series 2018A
5.00%, 06/01/2041(a)	3,090	3,534,991
California Statewide Communities Development
Authority
(Enloe Medical Center)
Series 2008A
5.50%, 08/15/2023	80	80,293
California Statewide Communities Development
Authority
(Loma Linda University Medical Center)
5.25%, 12/01/2048(a)	785	940,713
Series 2016A
5.00%, 12/01/2041(a)	1,400	1,611,512
City of Los Angeles CA Wastewater System
Revenue
Series 2013A
5.00%, 06/01/2033	9,310	10,540,223
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 06/01/2047	8,750	9,287,425
Los Angeles Department of Water
Series 2013A
5.00%, 07/01/2031	9,115	10,180,452
Series 2013B
5.00%, 07/01/2032	1,900	2,160,110
Los Angeles Department of Water & Power Power

System Revenue

Series 2013B

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 07/01/2029-07/01/2030	$15,630	$17,786,712
Manteca Unified School District
(Manteca Unified School District CFD No. 89-1)
NATL Series 2001
Zero Coupon, 09/01/2031	11,910	9,061,842
Morongo Band of Mission Indians (The)
Series 2018A
5.00%, 10/01/2042(a)	4,500	5,390,505
Ontario Redevelopment Financing Authority
NATL Series 1993
5.80%, 08/01/2023 (Pre-refunded/ETM)	820	895,235
Port of Los Angeles
Series 2014A
5.00%, 08/01/2034	5,790	6,753,919
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/2032-10/01/2035	9,215	11,460,712
San Francisco City & County Airport Comm
(San Francisco Intl Airport)
Series 2019A
5.00%, 05/01/2049	17,000	21,471,680
State of California
Series 2013
5.00%, 11/01/2029	8,000	9,190,480
Series 2017
5.00%, 08/01/2035	2,000	2,490,260
Series 2018
5.00%, 10/01/2047	6,000	7,313,940
University of California
Series 2013A
5.00%, 05/15/2030 (Pre-refunded/ETM)	1,480	1,681,014
5.00%, 05/15/2030	1,720	1,948,313
		172,120,359
Colorado – 1.1%
Colorado Health Facilities Authority
(CommonSpirit Health)
Series 2019A
5.00%, 08/01/2044	3,145	3,912,474
E-470 Public Highway Authority
Series 2010C
5.25%, 09/01/2025	2,900	2,963,017
5.375%, 09/01/2026	3,600	3,679,200
Park Creek Metropolitan District
Series 2015A
5.00%, 12/01/2034	1,300	1,538,576
Regional Transportation District
(Denver Transit Partners LLC)
Series 2010
6.00%, 01/15/2041	2,400	2,436,144
Sterling Ranch Community Authority Board
(Sterling Ranch Metropolitan District No. 2)
Series 2015A
5.50%, 12/01/2035	1,500	1,572,720
Sterling Ranch Community Authority Board
(Sterling Ranch Metropolitan District No. 3)
Series 2017A
5.00%, 12/01/2038	1,000	1,060,310

	Principal
	Amount
	(000)	U.S. $ Value
Three Springs Metropolitan District No. 3
Series 2010
7.75%, 12/01/2039	$1,945	$1,979,816
		19,142,257
Connecticut – 1.7%
State of Connecticut
Series 2015B
5.00%, 06/15/2032	2,350	2,793,750
Series 2015F
5.00%, 11/15/2030-11/15/2031	4,500	5,434,850
State of Connecticut Clean Water Fund - State
Revolving Fund
Series 2019A
5.00%, 02/01/2039	10,000	13,005,200
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 01/01/2029	6,445	7,165,938
		28,399,738
Delaware – 0.0%
Delaware State Economic Development Authority
(Newark Charter School, Inc.)
Series 2016
5.00%, 09/01/2046	550	644,116
District of Columbia – 0.7%
District of Columbia
(Freedom Forum, Inc. (The))
NATL Series 2002B
4.50%, 08/01/2037(b)	250	250,000
NATL Series 2002A
4.50%, 08/01/2037(b)	200	200,000
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/2035	2,300	2,806,782
Series 2020A
4.00%, 10/01/2036-10/01/2039(c)	7,500	8,854,900
		12,111,682
Florida – 5.1%
Bexley Community Development District
Series 2016
4.70%, 05/01/2036	1,750	1,868,405
Brevard County Health Facilities Authority
(Health First, Inc. Obligated Group)
Series 2014
5.00%, 04/01/2033	1,500	1,716,765
Cape Coral Health Facilities Authority
(Gulf Care, Inc.)
Series 2015
5.875%, 07/01/2040(a)	1,000	1,103,220
Capital Trust Agency, Inc.
(Provision Cares Proton Therapy Center -
Orlando)
Series 2018A
7.50%, 06/01/2048(a)	190	208,987

	Principal
	Amount
	(000)	U.S. $ Value
County of Miami-Dade FL
(County of Miami-Dade FL Spl Tax)
Series 2012B
5.00%, 10/01/2030-10/01/2031	$9,450	$10,425,802
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/2033	1,700	1,973,513
Series 2015A
5.00%, 10/01/2038	4,300	5,047,426
Florida Development Finance Corp.
1.90%, 01/01/2049 (Pre-refunded/ETM)	29,940	29,949,880
Florida Higher Educational Facilities Financial
Authority
(Nova Southeastern University, Inc.)
Series 2016
5.00%, 04/01/2032	1,125	1,331,775
Greater Orlando Aviation Authority
Series 2019A
5.00%, 10/01/2049	5,000	6,299,550
Halifax Hospital Medical Center
(Halifax Hospital Medical Center Obligated Group)
Series 2016
5.00%, 06/01/2036	2,190	2,603,078
Marshall Creek Community Development District
Series 2016
6.32%, 05/01/2045	125	122,672
Marshall Creek Community Development District
(Marshall Creek Community Development District
2002A)
Series 2002
5.00%, 05/01/2032	1,695	1,667,609
Miami-Dade County Expressway Authority
Series 2014B
5.00%, 07/01/2031	3,750	4,348,200
North Broward Hospital District
Series 2017B
5.00%, 01/01/2035	5,230	6,429,187
Orange County School Board
(Orange County School Board COP)
Series 2016C
5.00%, 08/01/2034	5,000	6,140,950
Sarasota County Health Facilities Authority
(Village On the Isle)
Series 2017A
5.00%, 01/01/2042	1,100	1,222,012
South Florida Water Management District
(South Florida Water Management District COP)
Series 2016
5.00%, 10/01/2033	5,000	6,051,800
		88,510,831
Georgia – 0.2%
Forsyth County Water & Sewerage Authority
(Forsyth County Water & Sewerage Authority
Lease)
3.00%, 04/01/2035	1,000	1,118,070
Municipal Electric Authority of Georgia

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 01/01/2037-01/01/2059	$2,470	$2,984,653
		4,102,723
Guam – 0.6%
Guam Department of Education
(Guam Department of Education COP)
Series 2010A
6.875%, 12/01/2040	515	531,459
Territory of Guam
5.00%, 11/15/2031	320	385,760
Territory of Guam
(Guam Section 30 Income Tax)
Series 2016A
5.00%, 12/01/2029-12/01/2032	3,195	3,848,951
Territory of Guam
(Territory of Guam Business Privilege Tax)
Series 2011A
5.125%, 01/01/2042	1,135	1,201,171
Series 2015D
5.00%, 11/15/2032-11/15/2035	3,775	4,407,112
		10,374,453
Hawaii – 1.1%
State of Hawaii
Series 2016F
4.00%, 10/01/2031-10/01/2034	16,815	19,559,219
Illinois – 7.0%
Chicago Board of Education
Series 2017D
5.00%, 12/01/2031	1,800	2,211,300
Series 2017G
5.00%, 12/01/2034	2,350	2,869,867
Series 2017H
5.00%, 12/01/2046	1,640	1,956,454
Series 2019A
5.00%, 12/01/2029-12/01/2030	1,660	2,136,058
Series 2019B
5.00%, 12/01/2030-12/01/2033	885	1,132,521
City of Chicago IL
(Chicago IL SA Lakeshore East)
Series 2003
6.75%, 12/01/2032	1,363	1,366,176
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/2032	7,745	8,329,902
Illinois Finance Authority
(Park Place of Elmhurst Obligated Group)
Series 2016A
6.44%, 05/15/2055	3,345	2,981,477
Series 2016C
2.00%, 05/15/2055(d) (e) (f)	590	5,902
Illinois State Toll Highway Authority
Series 2017A
5.00%, 01/01/2042	15,000	18,620,700
Kane Cook & DuPage Counties School District No.

U-46 Elgin

Series 2015D

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 01/01/2034-01/01/2035	$4,250	$4,855,537
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050(c)	9,240	11,321,217
Series 2012B
5.00%, 12/15/2028	11,500	12,356,060
State of Illinois
Series 2014
5.00%, 04/01/2030	2,680	3,046,812
Series 2017D
5.00%, 11/01/2026-11/01/2028	9,700	11,995,088
Series 2018A
5.00%, 10/01/2027	2,000	2,492,880
Series 2018B
5.00%, 10/01/2026	10,000	12,205,700
Series 2019B
4.00%, 11/01/2036-11/01/2037	14,460	16,813,425
Village of Pingree Grove IL Special Service Area
No. 7
Series 2015A
4.50%, 03/01/2025	591	618,192
5.00%, 03/01/2036	2,323	2,505,681
Series 2015B
6.00%, 03/01/2036	720	792,130
		120,613,079
Indiana – 1.6%
Indiana Finance Authority
(CWA Authority, Inc.)
Series 2014A
5.00%, 10/01/2032-10/01/2034	12,320	14,500,217
Indiana Finance Authority
(Ohio River Bridges)
Series 2013A
5.00%, 07/01/2044	1,930	2,141,567
Indiana Finance Authority
(RES Polyflow Indiana LLC)
7.00%, 03/01/2039(a)	3,720	3,842,611
Indianapolis Local Public Improvement Bond Bank
(Marion County Capital Improvement Board)
Series 2011K
5.00%, 06/01/2027	6,840	7,175,707
		27,660,102
Iowa – 0.5%
Iowa Finance Authority
(Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/2050	2,505	2,821,632
Xenia Rural Water District
Series 2016
5.00%, 12/01/2031-12/01/2041	5,375	6,322,873
		9,144,505

Kentucky – 0.7%

Kentucky Economic Development Finance

Authority

(Louisville Arena Authority, Inc.)

	Principal
	Amount
	(000)	U.S. $ Value
AGM Series 2017A
5.00%, 12/01/2047	$2,635	$2,889,514
Kentucky Public Energy Authority
(BP PLC)
Series 2020A
4.00%, 12/01/2050(c)	3,000	3,497,790
Louisville/Jefferson County Metropolitan
Government
(Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/2030-10/01/2033	5,000	6,175,091
		12,562,395
Louisiana – 1.4%
Louisiana Local Government Environmental
Facilities & Community Development Auth
(Woman's Hospital Foundation)
Series 2017
5.00%, 10/01/2033-10/01/2044	7,290	8,951,526
Louisiana Public Facilities Authority
Series 2016
5.00%, 05/15/2034 (Pre-refunded/ETM)	20	24,730
Louisiana Public Facilities Authority
(Ochsner Clinic Foundation)
Series 2016
5.00%, 05/15/2034	1,730	2,089,892
Parish of St. John the Baptist LA
(Marathon Oil Corp.)
2.00%, 06/01/2037	480	491,606
2.10%, 06/01/2037	600	621,480
2.20%, 06/01/2037	365	383,582
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2017C
5.00%, 05/01/2035-05/01/2036	9,120	11,591,504
		24,154,320
Maine – 0.3%
Maine Health & Higher Educational Facilities
Authority
(Stephens Memorial Hospital Association)
Series 2015
5.00%, 07/01/2033	4,560	5,238,072
Maryland – 0.1%
Maryland Economic Development Corp.
(Ports America Chesapeake LLC)
Series 2017A
5.00%, 06/01/2035	1,035	1,293,739
State of Maryland
Series 2019A
2.00%, 08/01/2032	970	981,262
		2,275,001
Massachusetts – 1.1%
Massachusetts Development Finance Agency
(Emerson College)
5.00%, 01/01/2048	1,180	1,433,322

	Principal
	Amount
	(000)	U.S. $ Value
Massachusetts Development Finance Agency
(UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 07/01/2036	$2,385	$2,882,988
Series 2017L
5.00%, 07/01/2044	5,000	6,035,250
Massachusetts Health & Educational Facilities
Authority
Series 2010C
5.375%, 07/01/2035 (Pre-
refunded/ETM)	2,245	2,277,912
University of Massachusetts Building Authority
(University of Massachusetts)
Series 20201
5.00%, 11/01/2050	5,000	6,489,500
		19,118,972
Michigan – 2.7%
City of Detroit MI
5.00%, 04/01/2036	835	971,673
Detroit City School District
Series 2012A
5.00%, 05/01/2027-05/01/2030	7,965	8,664,486
Michigan Finance Authority
(Great Lakes Water Authority Water Supply
System Revenue)
Series 2014D4
5.00%, 07/01/2034	11,225	12,972,732
Michigan Finance Authority
(MidMichigan Obligated Group)
Series 2014
5.00%, 06/01/2034	2,000	2,293,240
Michigan Finance Authority
(Public Lighting Authority)
Series 2014B
5.00%, 07/01/2033	2,485	2,812,076
Michigan State Building Authority
(Michigan State Building Authority Lease)
Series 2015I
5.00%, 04/15/2033	7,750	9,332,240
Michigan Strategic Fund
(Detroit Renewable Energy Obligated Group)
Series 2013
7.00%, 12/01/2030(a)	5,440	6,176,032
Series 2016
7.50%, 12/01/2025(a)	1,415	1,620,472
Plymouth Educational Center Charter School
Series 2005
5.375%, 11/01/2030(g)	2,000	1,428,520
		46,271,471
Minnesota – 0.3%
City of Minneapolis MN
(Minneapolis Common Bond Fund)
Series 20102A
6.00%, 12/01/2040	3,000	3,113,430

	Principal
	Amount
	(000)	U.S. $ Value
Housing & Redevelopment Authority of The City of
St. Paul Minnesota
Series 2015A
5.00%, 11/15/2040 (Pre-refunded/ETM)	$1,000	$1,229,790
Minnesota Higher Education Facilities Authority
(St. Olaf College)
Series 20158
5.00%, 12/01/2030	1,000	1,206,400
		5,549,620
Mississippi – 0.9%
Mississippi Development Bank
Series 2010D
5.25%, 08/01/2027 (Pre-refunded/ETM)	15,000	15,277,650
Missouri – 0.8%
Health & Educational Facilities Authority of the
State of Missouri
(Lutheran Senior Services Obligated Group)
Series 2019
5.00%, 02/01/2042	2,695	3,073,351
Series 2019I
4.00%, 02/01/2042-02/01/2048	5,865	6,394,937
5.00%, 02/01/2048	400	492,656
Howard Bend Levee District
XLCA
5.75%, 03/01/2025-03/01/2027	365	440,462
Joplin Industrial Development Authority
(Freeman Health System Obligated Group)
Series 2015
5.00%, 02/15/2035	1,485	1,679,090
Kansas City Industrial Development Authority
5.00%, 07/01/2040(a)	490	512,736
Kansas City Industrial Development Authority
(Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/2046(h)	2,210	1,804,841
		14,398,073
Nebraska – 0.4%
Central Plains Energy Project
(Goldman Sachs Group, Inc. (The))
Series 2017A
5.00%, 09/01/2028	2,620	3,292,842
Omaha Public Power District
Series 2014A
5.00%, 02/01/2032	2,775	3,209,010
		6,501,852
Nevada – 1.2%
City of Carson City NV
(Carson Tahoe Regional Healthcare)
Series 2017
5.00%, 09/01/2042	1,965	2,363,836
City of Reno NV

(County of Washoe NV Sales Tax Revenue)

Series 2018C

	Principal
	Amount
	(000)	U.S. $ Value
Zero Coupon, 07/01/2058(a)	$3,000	$501,630
Clark County School District
AGM Series 2019B
3.00%, 06/15/2036-06/15/2037	11,030	11,913,393
County of Clark Department of Aviation
(Las Vegas-McCarran International Airport)
Series 2012B
5.00%, 07/01/2029	6,070	6,642,098
		21,420,957
New Hampshire – 0.2%
New Hampshire Business Finance Authority
National Finance Authority Series 20201
4.125%, 01/20/2034	2,018	2,486,155
New Jersey – 5.6%
City of Ocean City NJ
2.25%, 09/15/2032	1,240	1,265,866
Hudson County Improvement Authority
(County of Hudson NJ)
Series 2016
5.00%, 05/01/2033-05/01/2034	7,935	9,666,696
Morris-Union Jointure Commission
(Morris-Union Jointure Commission COP)
AGM Series 2013
5.00%, 08/01/2025	2,055	2,314,711
New Jersey Economic Development Authority
(New Jersey Economic Development Authority
State Lease)
Series 2016B
5.50%, 06/15/2030	5,840	7,261,514
Series 2017B
5.00%, 11/01/2020	5,000	5,132,750
Series 2017D
5.00%, 06/15/2034-06/15/2035	3,560	4,308,926
New Jersey Economic Development Authority
(Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/2037	3,320	3,974,804
New Jersey Health Care Facilities Financing
Authority
(New Jersey Health Care Facilities Financing
Authority State Lease)
Series 2017
5.00%, 10/01/2034	5,000	6,128,300
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 06/15/2029	2,175	2,617,547
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority
State Lease)
Series 2018A
5.00%, 12/15/2035	1,000	1,248,810
New Jersey Turnpike Authority
Series 2014A
5.00%, 01/01/2033	4,750	5,510,570
Series 2015E

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 01/01/2033	$11,000	$13,063,930
Series 2016A
5.00%, 01/01/2033	8,500	10,351,045
Series 2017A
5.00%, 01/01/2034	5,000	6,239,450
Tobacco Settlement Financing Corp.
Series 2018B
5.00%, 06/01/2046	10,840	12,759,005
Union County Utilities Authority
(County of Union NJ Lease)
Series 2011A
5.25%, 12/01/2031	4,340	4,653,522
		96,497,446
New Mexico – 0.2%
City of Farmington NM
(Southern California Edison Co.)
1.875%, 04/01/2029	3,545	3,546,843
New York – 13.9%
City of New York NY
Series 2012G
5.00%, 04/01/2029	9,550	10,382,855
Series 2019B
4.00%, 10/01/2037-10/01/2040	9,480	11,472,867
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/2027	1,680	1,863,842
Series 2013B
5.00%, 11/15/2032 (Pre-refunded/ETM)	5,000	5,684,250
Series 2013E
5.00%, 11/15/2032	5,000	5,735,600
Series 2016D
5.00%, 11/15/2031	5,000	6,217,950
Series 2017C
5.00%, 11/15/2033	5,500	6,993,030
Series 2018C
5.00%, 09/01/2020	15,910	16,227,882
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 06/15/2035	4,000	4,683,120
Series 2019C
4.00%, 06/15/2039	5,740	6,970,082
New York City Transitional Finance Authority
Building Aid Revenue
(New York City Transitional Finance Authority
Building Aid Revenue State Lease)
Series 2018S
5.00%, 07/15/2036	14,800	19,064,324
New York City Transitional Finance Authority
Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/2030	15,015	16,672,656
Series 2014B-1
5.00%, 08/01/2032	4,000	4,720,040
Series 2014D-1
5.00%, 02/01/2034	5,000	5,786,300
Series 2016B
5.00%, 08/01/2032	10,000	12,453,400

	Principal
	Amount
	(000)	U.S. $ Value
Series 2017
5.00%, 02/01/2036	$2,500	$3,138,950
New York Liberty Development Corp.
(4 World Trade Center LLC)
Series 2011
5.00%, 11/15/2031	2,775	2,972,136
New York State Dormitory Authority
Series 2012D
5.00%, 02/15/2029 (Pre-refunded/ETM)	705	763,466
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2012D
5.00%, 02/15/2029	4,255	4,597,613
Series 2015E
5.00%, 03/15/2034	11,000	13,341,460
5.25%, 03/15/2033	2,000	2,465,580
Series 2020D
4.00%, 02/15/2036-02/15/2047	16,000	19,473,800
New York State Dormitory Authority
(Trustees of Columbia University IN the City of
New York (The))
Series 2016A
5.00%, 10/01/2046	15,780	26,395,206
Series 2018A
5.00%, 10/01/2048	5,000	8,574,700
New York State Thruway Authority
(New York State Thruway Authority Gen Toll
Road)
Series 2016A
5.00%, 01/01/2034	2,070	2,519,687
New York State Urban Development Corp.
(State of New York Pers Income Tax)
Series 2013A
5.00%, 03/15/2043	5,000	5,575,800
Port Authority of New York & New Jersey
Series 2014
5.00%, 09/01/2030-09/01/2031	13,750	16,074,912
		240,821,508
North Carolina – 0.5%
State of North Carolina
Series 2019B
2.00%, 06/01/2032	3,045	3,115,065
State of North Carolina
(State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 03/01/2030	5,000	5,923,700
		9,038,765
Ohio – 6.4%
Buckeye Tobacco Settlement Financing Authority
Series 2007A
5.125%, 06/01/2024	31,745	31,778,650
5.75%, 06/01/2034	7,945	7,954,613
5.875%, 06/01/2030	7,460	7,469,250
Series 2020B
5.00%, 06/01/2055(c)	24,440	27,593,738

	Principal
	Amount
	(000)	U.S. $ Value
City of Akron OH
(City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/2031	$2,345	$2,552,697
City of Akron OH Income Tax Revenue
Series 2014
5.00%, 12/01/2033 (Pre-refunded/ETM)	4,250	4,652,220
County of Cuyahoga/OH
(MetroHealth System (The))
Series 2017
5.00%, 02/15/2042	8,000	9,397,680
Franklin County Convention Facilities Authority
(City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/2031	3,855	4,550,943
Kent State University
Series 2012A
5.00%, 05/01/2029 (Pre-refunded/ETM)	2,000	2,180,040
Ohio Air Quality Development Authority
(FirstEnergy Generation LLC)
Series 2009D
4.25%, 08/01/2029	1,985	2,128,912
Ohio Air Quality Development Authority
(FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 06/01/2033	1,035	1,110,038
Ohio Water Development Authority Water Pollution
Control Loan Fund
(Energy Harbor Nuclear Generation LLC)
Series 2016A
4.375%, 06/01/2033	1,090	1,169,025
Toledo-Lucas County Port Authority
(CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/2021	6,730	7,307,636
		109,845,442
Oklahoma – 0.1%
Oklahoma Development Finance Authority
(Gilcrease Expressway West)
1.625%, 07/06/2023	785	790,440
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 06/01/2035	1,000	1,140,620
		1,931,060
Oregon – 0.6%
Port of Portland OR Airport Revenue
5.00%, 07/01/2049	5,000	6,238,000
Tri-County Metropolitan Transportation District of
Oregon
Series 2011A
5.00%, 10/01/2027 (Pre-refunded/ETM)	3,000	3,198,120
		9,436,120

Pennsylvania – 3.4%

Altoona Area School District

BAM Series 2018

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 12/01/2048	$1,000	$1,171,200
Bensalem Township School District
Series 2013
5.00%, 06/01/2030	5,000	5,773,100
Chambersburg Area Municipal Authority
(Wilson College)
Series 2018
5.75%, 10/01/2038-10/01/2043	7,350	8,038,677
City of Philadelphia PA Water & Wastewater
Revenue
Series 2019B
5.00%, 11/01/2049	1,000	1,274,840
County of Lehigh PA
(Lehigh Valley Health Network Obligated Group)
4.00%, 07/01/2037-07/01/2038	1,285	1,516,059
Cumberland County Municipal Authority
(Penn State Health Obligated Group)
3.00%, 11/01/2038	1,875	1,985,831
4.00%, 11/01/2036	335	393,739
Montgomery County Industrial Development
Authority/PA
Series 2010
5.25%, 08/01/2033 (Pre-refunded/ETM)	4,715	4,800,294
Moon Industrial Development Authority
(Baptist Homes Society)
Series 2015
6.00%, 07/01/2045	5,375	5,915,671
Pennsylvania Turnpike Commission
Series 2019A
5.00%, 12/01/2038	2,655	3,382,311
Pennsylvania Turnpike Commission
(Pennsylvania Turnpike Commission Oil Franchise
Tax)
Series 2018B
5.00%, 12/01/2038-12/01/2039	4,500	5,661,840
Philadelphia Authority for Industrial Development
(Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 06/01/2040	3,100	3,317,806
Philadelphia Authority for Industrial Development
(LLPCS Foundation)
Series 2005A
5.25%, 07/01/2024(d) (e) (f)	1,030	10,300
Sports & Exhibition Authority of Pittsburgh and
Allegheny County
(Sports & Exhibition Authority of Pittsburgh and
Allegheny County Sales Tax)
AGM Series 2010
5.00%, 02/01/2031	6,925	7,038,501
State Public School Building Authority
Series 2012
5.00%, 04/01/2030 (Pre-refunded/ETM)	2,500	2,713,750
5.00%, 04/01/2031 (Pre-refunded/ETM)	4,000	4,342,000
Township of Lower Paxton PA
Series 2014
5.00%, 04/01/2031	1,685	1,958,813
		59,294,732

	Principal
	Amount
	(000)	U.S. $ Value
Puerto Rico – 1.3%
Commonwealth of Puerto Rico
AGC Series 2001A
5.50%, 07/01/2029	$100	$113,557
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 07/01/2031	1,895	2,121,831
NATL Series 2007V
5.25%, 07/01/2035	100	108,462
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 07/01/2041	1,470	1,652,295
AGC Series 2007C
5.50%, 07/01/2031	190	217,050
AGC Series 2007N
5.25%, 07/01/2034-07/01/2036	3,930	4,435,435
NATL Series 2005L
5.25%, 07/01/2035	215	232,194
NATL Series 2007N
5.25%, 07/01/2032	315	343,070
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Auth
(AES Puerto Rico LP)
Series 2000
6.625%, 06/01/2026	3,940	4,068,050
Puerto Rico Public Buildings Authority
(Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 07/01/2025	650	724,965
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue
Series 2018A
Zero Coupon, 07/01/2029	1,595	1,292,014
Series 2019A
4.329%, 07/01/2040	1,504	1,667,786
5.00%, 07/01/2058	4,920	5,630,300
		22,607,009
South Carolina – 1.3%
South Carolina Jobs-Economic Development
Authority
(Prisma Health Obligated Group)
Series 2018A
5.00%, 05/01/2048	1,000	1,204,320
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/2036	4,750	5,747,500
Series 2016B
5.00%, 12/01/2036-12/01/2056	12,775	15,393,300
		22,345,120
South Dakota – 0.2%
South Dakota State Building Authority
(South Dakota State Building Authority Lease)
Series 2014A
5.00%, 06/01/2034	2,725	3,161,136

	Principal
	Amount
	(000)	U.S. $ Value
Tennessee – 0.8%
Bristol Industrial Development Board
(Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/2035(a)	$2,785	$2,944,636
5.125%, 12/01/2042(a)	1,325	1,390,694
Chattanooga Health Educational & Housing
Facility Board
(CommonSpirit Health)
Series 2019A
4.00%, 08/01/2037-08/01/2038	840	984,279
5.00%, 08/01/2044-08/01/2049	2,430	3,009,392
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
(Vanderbilt University Medical Center Obligated
Group)
Series 2016
5.00%, 07/01/2035	4,325	5,233,942
		13,562,943
Texas – 10.3%
Arlington Higher Education Finance Corp.
(Harmony Public Schools)
Series 2016A
5.00%, 02/15/2033	1,410	1,698,599
Bexar County Hospital District
Series 2018
5.00%, 02/15/2048	9,000	11,003,490
Central Texas Regional Mobility Authority
Series 2016
5.00%, 01/01/2032-01/01/2034	4,250	5,127,945
Central Texas Turnpike System
Series 2015C
5.00%, 08/15/2034	10,000	11,655,000
City of El Paso TX Water & Sewer Revenue
Series 2014
5.00%, 03/01/2030	1,000	1,159,650
City of Houston TX
(City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 09/01/2031	2,500	2,913,325
City of Houston TX Airport System Revenue
(United Airlines, Inc.)
Series 2015B
5.00%, 07/15/2030	4,650	5,356,009
Series 2018
5.00%, 07/15/2028	1,300	1,611,480
City of Houston TX Combined Utility System
Revenue
Series 2018D
5.00%, 11/15/2038	2,670	3,433,326
Series 2020A
5.00%, 11/15/2032-11/15/2033(c)	1,515	2,075,276
Clifton Higher Education Finance Corp.
(IDEA Public Schools)
Series 2015
5.00%, 08/15/2035-08/15/2039	5,905	6,994,320
Series 2016A

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 08/15/2038	$1,855	$2,245,440
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/2028 (Pre-refunded/ETM)	13,680	14,041,289
Grand Parkway Transportation Corp.
Series 2018A
5.00%, 10/01/2035-10/01/2036	17,860	22,770,561
Irving Hospital Authority
(Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/2044	1,785	2,082,024
New Hope Cultural Education Facilities Finance
Corp.
(BSPV - Plano LLC)
7.25%, 12/01/2053	1,410	1,544,049
New Hope Cultural Education Facilities Finance
Corp.
(Morningside Ministries Obligated Group)
5.00%, 01/01/2055(c)	425	477,211
North East Texas Regional Mobility Authority
Series 2016
5.00%, 01/01/2046	3,330	3,886,576
North Texas Tollway Authority
Series 2011D
5.00%, 09/01/2030 (Pre-refunded/ETM)	7,500	7,963,575
North Texas Tollway Authority
(North Texas Tollway System)
Series 2015A
5.00%, 01/01/2034-01/01/2035	15,585	18,399,522
Series 2015B
5.00%, 01/01/2034	1,700	2,011,168
Series 2016A
5.00%, 01/01/2036	1,000	1,211,330
AGC
Zero Coupon, 01/01/2036	7,200	5,312,016
Port Freeport TX
(Merey Sweeny LP)
1.35%, 04/01/2020-04/01/2021	16,200	16,200,000
Tarrant County Cultural Education Facilities
Finance Corp.
Series 2010
8.125%, 11/15/2044 (Pre-
refunded/ETM)	2,150	2,257,005
Tarrant County Cultural Education Facilities
Finance Corp.
(Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/2022(d) (e) (f)	2,210	1,547,000
Series 2015I
5.50%, 11/15/2045(d) (e) (f)	1,670	1,169,000
Tarrant County Cultural Education Facilities
Finance Corp.
(Edgemere Retirement Senior Quality Lifestyles
Corp.)
Series 2015A
5.00%, 11/15/2045	3,785	3,974,023
Series 2015B
5.00%, 11/15/2036	1,850	1,973,451

	Principal
	Amount
	(000)	U.S. $ Value
Tarrant County Cultural Education Facilities
Finance Corp.
(Stayton at Museum Way)
Series 2020A
5.75%, 12/01/2054	$2,118	$2,258,654
Texas Private Activity Bond Surface
Transportation Corp.
(LBJ Infrastructure Group LLC)
Series 2010
7.00%, 06/30/2040	9,040	9,209,138
Texas State Public Finance Authority Charter
School Finance Corp.
(KIPP Texas, Inc.)
Series 2014A
5.00%, 08/15/2032-08/15/2034	3,330	3,837,567
		177,399,019
Utah – 0.0%
Timber Lakes Water Special Service District
8.125%, 06/15/2031 (Pre-
refunded/ETM)	595	649,555
8.125%, 06/15/2031	70	73,750
		723,305
Virginia – 0.9%
Cherry Hill Community Development Authority
(Potomac Shores Project)
Series 2015
5.40%, 03/01/2045(a)	1,415	1,521,776
Hampton Roads Transportation Accountability
Commission
Series 2018A
5.00%, 07/01/2048	10,730	13,423,445
		14,945,221
Washington – 1.7%
Clark County Public Utility District No. 1
Series 2010
5.00%, 01/01/2023	6,480	6,499,764
Grays Harbor County Public Hospital District No. 2
5.00%, 12/15/2048	5,650	6,388,229
State of Washington
5.00%, 06/01/2035-06/01/2041(c)	3,830	4,915,530
Washington Health Care Facilities Authority
(CommonSpirit Health)
Series 2019A
5.00%, 08/01/2044	7,415	9,224,483
Washington State Housing Finance Commission
(Presbyterian Retirement Communities Northwest
Obligated Group)
Series 2019
2.375%, 01/01/2026(a)	1,650	1,659,339
		28,687,345

West Virginia – 0.3%

West Virginia Economic Development Authority

Series 2010A

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 06/15/2035 (Pre-refunded/ETM)	$5,000	$5,059,550
Wisconsin – 1.5%
Wisconsin Health & Educational Facilities Authority
Series 2012C
5.00%, 08/15/2032 (Pre-refunded/ETM)	2,300	2,531,518
Wisconsin Health & Educational Facilities Authority
(St. Camillus Health System Obligated Group)
2.25%, 11/01/2026	940	953,536
5.00%, 11/01/2046-11/01/2054	465	517,264
Wisconsin Health & Educational Facilities Authority
(Thedacare, Inc. Obligated Group)
4.00%, 12/15/2035-12/15/2038	1,295	1,552,935
Wisconsin Public Finance Authority
(Beyond Boone LLC)
AGM
5.00%, 07/01/2044-07/01/2058	3,475	4,204,056
Wisconsin Public Finance Authority
(Celanese US Holdings LLC)
Series 2016A
5.00%, 01/01/2024	3,395	3,776,394
Series 2016B
5.00%, 12/01/2025	1,795	2,083,690
Wisconsin Public Finance Authority
(CHF - Wilmington LLC)
AGM
5.00%, 07/01/2053	3,565	4,279,319
Wisconsin Public Finance Authority
(Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 01/01/2048(a)	1,000	1,080,640
Wisconsin Public Finance Authority
(Pine Lake Preparatory, Inc.)
Series 2015
5.50%, 03/01/2045(a)	3,465	3,850,447
Wisconsin Public Finance Authority
(Roseman University of Health Sciences)
Series 2015
5.875%, 04/01/2045	1,000	1,172,480
		26,002,279
Total Long-Term Municipal Bonds
(cost $1,515,392,641)		1,641,415,000
Short-Term Municipal Notes – 7.6%
Colorado – 1.7%
State of Colorado
5.00%, 06/26/2020	30,070	30,463,316
Texas – 5.9%
State of Texas
4.00%, 08/27/2020	100,000	101,544,000
Total Short-Term Municipal Notes
(cost $131,741,069)		132,007,316
Total Municipal Obligations
(cost $1,647,133,710)		1,773,422,316

				Principal
				Amount
					(000)	U.S. $ Value
AGENCIES – 0.4%
Agency Debentures – 0.4%
Federal Home Loan Mortgage Corp.
2.65%, 06/15/2036(a)
(cost $5,772,066)					$5,630	$6,126,960
				Shares
SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.52%(i) (j) (k)
(cost $28,691,266)				28,691,266		28,691,266
Total Investments – 104.7%
(cost $1,681,597,042)(l)						1,808,240,542
Other assets less liabilities – (4.7)%						(80,541,874)
Net Assets – 100.0%						$1,727,698,668
CENTRALLY CLEARED INFLATION (CPI) SWAPS
			Rate Type
			Payments	Payments			Upfront
	Notional		made	received	Payment		Premiums		Unrealized
	Amount	Termination	by the	by the	Frequency Paid/	Market	Paid	Appreciation/
	(000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
USD	73,780	06/17/2024	1.760%	CPI#	Maturity	$(1,109,778)	$	— $	(1,109,778)
USD	12,070	08/09/2024	1.690%	CPI#	Maturity	(148,837)		—	(148,837)
USD	15,556	01/15/2025	1.637%	CPI#	Maturity	(174,518)		—	(174,518)
USD	34,804	01/15/2025	1.673%	CPI#	Maturity	(455,052)		—	(455,052)
USD	39,420	01/15/2025	1.671%	CPI#	Maturity	(427,761)		—	(427,761)
						$(2,315,946)	$	— $	(2,315,946)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

Rate Type

	Payments		Payments	Payment		Upfront
		made	received	Frequency		Premiums	Unrealized
Notional	Termination	by the	by the	Paid/	Market	Paid	Appreciation/
Amount (000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
				Quarterly
		3 Month		/Semi-
USD 130,05006/17/2021		LIBOR	1.907%	Annual $	1,428,417	$	— $	1,428,417
				Quarterly
		3 Month		/Semi-
USD	38,70009/13/2024	LIBOR	1.526%	Annual	1,133,996		—	1,133,996
				Quarterly
		3 Month		/Semi-
USD	24,71001/15/2025	LIBOR	1.566%	Annual	708,288		—	708,288
				Quarterly
		3 Month		/Semi-
USD	6,18802/05/2025	LIBOR	1.361%	Annual	117,846		—	117,846

Rate Type

	Payments		Payments	Payment		Upfront
		made	received	Frequency		Premiums	Unrealized
Notional	Termination	by the	by the	Paid/	Market	Paid	Appreciation/
Amount (000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
				Quarterly
		3 Month		/Semi-
USD	13,90202/06/2025	LIBOR	1.419%	Annual $	304,382	$	— $	304,382
				Quarterly
		3 Month		/Semi-
USD	12,50003/14/2029	LIBOR	2.638%	Annual	1,808,391		—	1,808,391
				Quarterly
		3 Month		/Semi-
USD	8,00004/16/2049	LIBOR	2.746%	Annual	2,973,613		—	2,973,613
					$8,474,933 $		— $	8,474,933

INFLATION (CPI) SWAPS

Rate Type

				Payments	Payments	Payment		Upfront
		Notional		made	received	Frequency		Premiums	Unrealized
		Amount	Termination	by the	by the	Paid	Market	Paid	Appreciation/
Swap Counterparty		(000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
Barclays Bank PLC	USD	43,106	09/20/2020	2.263%	CPI#	Maturity	$ (490,291)	$—	$(490,291)
Barclays Bank PLC	USD	41,386	10/15/2020	2.208%	CPI#	Maturity	(435,160)	—	(435,160)
Barclays Bank PLC	USD	22,074	10/15/2020	2.210%	CPI#	Maturity	(233,222)	—	(233,222)
Citibank, NA	USD	30,100	10/17/2020	2.220%	CPI#	Maturity	(324,405)	—	(324,405)
JPMorgan Chase
Bank, NA	USD	37,948	08/30/2020	2.210%	CPI#	Maturity	(383,487)	—	(383,487)
JPMorgan Chase
Bank, NA	USD	55,540	07/15/2024	2.165%	CPI#	Maturity	(1,579,707)	—	(1,579,707)
							$(3,446,272)	$—	$(3,446,272)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

Rate Type

				Payments	Payments	Payment		Upfront
		Notional		made	received	Frequency		Premiums	Unrealized
		Amount	Termination	by the	by the	Paid	Market	Paid	Appreciation/
Swap Counterparty		(000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
Citibank, NA	USD	22,105	10/09/2029	1.120%	SIFMA*	Quarterly $	(653,192)	$—	$(653,192)
Citibank, NA	USD	22,105	10/09/2029	1.125%	SIFMA*	Quarterly	(664,626)	—	(664,626)
							$(1,317,818)	$—	$(1,317,818)

Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA)

*Municipal Swap Index

(a)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate market value of these securities amounted to $59,245,357 or 3.4% of net assets.

(b)An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 29, 2020 and the aggregate market value of these securities amounted to $450,000 or 0.03% of net assets.

(c)When-Issued or delayed delivery security.

(d)Non-income producing security.

(e)Defaulted.

(f)Illiquid security.

(g)Restricted and illiquid security.

				Percentage
Restricted & Illiquid	Acquisition		Market	of
Securities	Date	Cost	Value	Net Assets
Plymouth Educational Center
Charter School
Series 2005
5.375%, 11/01/2030	11/30/2005	$ 2,000,000	$ 1,428,520	0.08%

(h)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.10% of net assets as of February 29, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

				Percentage
144A/Restricted & Illiquid	Acquisition		Market	of
Securities	Date	Cost	Value	Net Assets
Kansas City Industrial
Development Authority
(Kingswood Senior Living
Community)
Series 2016
6.00%, 11/15/2046	12/18/2015	$ 2,223,087	$ 1,804,841	0.10%

(i)Affiliated investments.

(j)The rate shown represents the 7-day yield as of period end.

(k)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(l)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $138,188,052 and gross unrealized depreciation of investments was $(10,149,655), resulting in net unrealized appreciation of $128,038,397.

As of February 29, 2020, the Portfolio's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.6% and 0.1%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CFD – Community Facilities District

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,641,415,000		$—	$1,641,415,000
Short-Term Municipal Notes	—	132,007,316		—	132,007,316
Agencies	—	6,126,960		—	6,126,960
Short-Term Investments	28,691,266	—		—	28,691,266
Total Investments in Securities	28,691,266	1,779,549,276		—	1,808,240,542
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	8,474,933		—	8,474,933
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(2,315,946)		—	(2,315,946)
Inflation (CPI) Swaps	—	(3,446,272)		—	(3,446,272)
Interest Rate Swaps	—	(1,317,818)		—	(1,317,818)
Total	$28,691,266	$1,780,944,173		$—	$1,809,635,439(b)

(a)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)The amount of $103,320,334 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Portfolio's transactions in AB mutual funds for the nine months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	05/31/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$40,990	$426,187	$438,486	$28,691	$440